The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the nine-month period ended on September 30, 2021, there were no changes among the 3 levels of hierarchy. (Details) - BRL (R$)
R$ in Thousands
	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	R$ 358,148	R$ 329,202
Financial liabilities, fair value through profit and loss	2,355,759	5,583,913
Total	2,369,049	5,625,942
Stocks [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income	13,290	42,029
Savings Account And Overnight [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	600,449	1,220,232
Term Deposits [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss		250,189
Bank deposit certificates [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	4,082,178	3,662,448
Financial Treasury Bills [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	318,893	312,515
Investment funds [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	43,375	21,371
Trade Accounts Receivable 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	315,657	310,265
Derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	85,283	377,990
Financial liabilities, fair value through profit and loss	(222,224)	(385,696)
Exchange rate variation on other liabilities
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, fair value through profit and loss	(2,396,114)
Written Option Business Combination [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, fair value through profit and loss	(471,738)	(185,401)
Level 1 of fair value hierarchy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Total	976,007	1,846,336
Level 1 of fair value hierarchy [member] | Stocks [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through other comprehensive income	13,290	42,029
Level 1 of fair value hierarchy [member] | Savings Account And Overnight [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	600,449	1,220,232
Level 1 of fair value hierarchy [member] | Term Deposits [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss		250,189
Level 1 of fair value hierarchy [member] | Financial Treasury Bills [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	318,893	312,515
Level 1 of fair value hierarchy [member] | Investment funds [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	43,375	21,371
Level 2 of fair value hierarchy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Total	1,864,780	3,965,007
Level 2 of fair value hierarchy [member] | Bank deposit certificates [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	4,082,178	3,662,448
Level 2 of fair value hierarchy [member] | Trade Accounts Receivable 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	315,657	310,265
Level 2 of fair value hierarchy [member] | Derivatives [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial assets, fair value through profit and loss	85,283	377,990
Financial liabilities, fair value through profit and loss	(222,224)	(385,696)
Level 2 of fair value hierarchy [member] | Exchange rate variation on other liabilities
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, fair value through profit and loss	(2,396,114)
Level 3 of fair value hierarchy [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Total	(471,738)	(185,401)
Level 3 of fair value hierarchy [member] | Written Option Business Combination [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Financial liabilities, fair value through profit and loss	R$ (471,738)	R$ (185,401)